Intangible assets, net (Schedule of Estimated Amortization Expenses) (Details) - Indefinite-lived Intangible Assets $ in Thousands	Dec. 31, 2024 USD ($)
Amortization expense of intangible assets
2025	$ 55,345
2026	55,125
2027	52,811
2028	51,128
2029	$ 15,101